MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details)	1 Months Ended					12 Months Ended
	Feb. 14, 2019 USD ($)	Mar. 31, 2017 USD ($)	May 16, 2016 USD ($)	Dec. 19, 2013 EUR (€)	Dec. 19, 2013 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Finance expense						$ 76,000	$ 205,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Monthly rent payment for property leased from related party								$ 27,300
Annual percentage increase for rent								3.00%
Outstanding debt to lease in trade receivable								$ 253,000
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Ownership percentage								79.00%
Director [Member]
Related Party Transaction [Line Items]
Monthly consulting fee | €				€ 12,000
Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Monthly consulting fee | €				€ 4,000
Chief Executive Officer [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Time period	3 years
Salary to CEO	$ 220,000		$ 200,000		$ 170,000
Chief Executive Officer [Member] | Maximum [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Reimbursement of health insurance expenses			24,000		24,000
Reimbursement of reasonable work-related expenses			$ 50,000		$ 50,000
Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Proceeds from related party guarantee		$ 5,118,000
Maturity date		Apr. 01, 2020
Reserve from transaction with controlling shareholder		$ 372,000
Repayment of loan		2,500,000
Remaining loan amount		$ 2,618,000
Shlomo Tom Wyler And Reuwen Schwarz [Member]
Related Party Transaction [Line Items]
Aggregate indemnification amount									$ 20,000,000
Shlomo Tom Wyler And Reuwen Schwarz [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Indemnification limitation percentage of shareholder's equity									25.00%